Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	12 Months Ended
Jun. 30, 2026
Botao Ma [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Chairman of the Board, Chief Executive Officer
Shanghai Xinhui Investment Consulting Co., Ltd. (“Shanghai Xinhui”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Botao Ma
Shanghai GBG Enterprise Management Consulting Co., Ltd. (“Shanghai GBG”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Mr. Botao Ma is legal representative of Shanghai GBG
Yuanwen Xia [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Chief Financial Officer
Xiaowei Le [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Chief Operating Officer
Xiao Luo [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Chief Marketing Officer